Investments in associates and joint ventures - Guarantees provided (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Investments in associates and joint ventures
Notional value of corporate financial guarantees	$ 1,526		$ 1,526		$ 1,655
Investments in associates and joint ventures	2,071	$ 3,115	2,071	$ 3,115	2,798	$ 3,225
Equity results in income statement	43	90	(67)	196
Dividends received	77	193	77	193
Ferrous minerals
Investments in associates and joint ventures
Investments in associates and joint ventures	1,233		1,233		1,729
Equity results in income statement	36	71	18	154
Dividends received	53	143	$ 53	143
Ferrous minerals | VLI S.A.
Investments in associates and joint ventures
Ownership interest in associate (as a percent)			37.60%
% Voting capital			37.60%
Investments in associates and joint ventures	578		$ 578		812
Equity results in income statement	8	7	$ (22)	8
Ferrous minerals | Zhuhai YPM Pellet Co
Investments in associates and joint ventures
Ownership interest in associate (as a percent)			25.00%
% Voting capital			25.00%
Investments in associates and joint ventures	22		$ 22		23
Ferrous minerals | Baovale Mineracao S.A
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)			50.00%
% Voting capital			50.00%
Investments in associates and joint ventures	21		$ 21		25
Equity results in income statement	1	4	$ 2	5
Ferrous minerals | Companhia Coreano-Brasileira de Pelotizacao
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)			50.00%
% Voting capital			50.00%
Investments in associates and joint ventures	45		$ 45		88
Equity results in income statement	2	9	5	27
Dividends received	17	32	$ 17	32
Ferrous minerals | Companhia Hispano-Brasileira de Pelotizacao
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)			50.89%
% Voting capital			50.89%
Investments in associates and joint ventures	36		$ 36		70
Equity results in income statement		9	3	21
Dividends received	13	37	$ 13	37
Ferrous minerals | Companhia Italo-Brasileira de Pelotizacao
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)			50.90%
% Voting capital			51.00%
Investments in associates and joint ventures	46		$ 46		65
Equity results in income statement	5	7	10	15
Dividends received	23	27	$ 23	27
Ferrous minerals | Companhia Nipo-Brasileira de Pelotizacao
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)			51.00%
% Voting capital			51.11%
Investments in associates and joint ventures	118		$ 118		150
Equity results in income statement	6	20	$ 8	51
Dividends received		47		47
Ferrous minerals | MRS Logistica S.A.
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)			48.16%
% Voting capital			46.75%
Investments in associates and joint ventures	367		$ 367		496
Equity results in income statement	14	15	$ 12	27
Coal
Investments in associates and joint ventures
Equity results in income statement		3		(2)
Coal | Henan Longyu Energy Resources Co., Ltd.
Investments in associates and joint ventures
Ownership interest in associate (as a percent)			25.00%
% Voting capital			25.00%
Equity results in income statement		3		(2)
Base metals
Investments in associates and joint ventures
Investments in associates and joint ventures	16		$ 16		14
Base metals | Korea Nickel Corp
Investments in associates and joint ventures
Ownership interest in associate (as a percent)			25.00%
% Voting capital			25.00%
Investments in associates and joint ventures	16		$ 16		14
Others
Investments in associates and joint ventures
Investments in associates and joint ventures	822		822		1,055
Equity results in income statement	7	16	(85)	44
Dividends received	24	50	$ 24	50
Others | Mineracao Rio Grande do Norte S.A.
Investments in associates and joint ventures
Ownership interest in associate (as a percent)			40.00%
% Voting capital			40.00%
Investments in associates and joint ventures	62		$ 62		97
Equity results in income statement	(2)	4	(12)	3
Others | Others
Investments in associates and joint ventures
Investments in associates and joint ventures	67		67		86
Equity results in income statement	(1)	(7)	$ (10)	(11)
Dividends received		1		1
Others | Alianca Geracao de Energia S.A.
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)			55.00%
% Voting capital			55.00%
Investments in associates and joint ventures	338		$ 338		470
Equity results in income statement	7	9	17	23
Dividends received	24	28	$ 24	28
Others | Alianca Norte Energia Participacoes S.A.
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)			51.00%
% Voting capital			51.00%
Investments in associates and joint ventures	115		$ 115		160
Equity results in income statement	(2)		$ (3)	2
Others | California Steel Industries, Inc
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)			50.00%
% Voting capital			50.00%
Investments in associates and joint ventures	240		$ 240		$ 242
Equity results in income statement	$ 5	10	$ (2)	27
Dividends received		$ 21		$ 21
Others | Companhia Siderurgica do Pecem
Investments in associates and joint ventures
Ownership interest in joint venture (as a percent)			50.00%
% Voting capital			50.00%
Equity results in income statement			$ (75)